Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	36
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$45,847,415.72	0.1094210	$29,558,036.43	0.0705442	$16,289,379.29
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$251,177,415.72	0.1955708	$234,888,036.43	0.1828876	$16,289,379.29

Weighted Avg. Coupon (WAC)	3.45%		3.46%
Weighted Avg. Remaining Maturity (WARM)	25.85		24.94
Pool Receivables Balance	$278,327,408.25		$261,429,031.01
Remaining Number of Receivables	33,543		32,761

Adjusted Pool Balance	$270,587,860.52		$254,298,481.23

III. COLLECTIONS

Principal:
Principal Collections	$16,464,765.45
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$269,793.11
Total Principal Collections	$16,734,558.56

Interest:
Interest Collections	$792,703.34
Late Fees & Other Charges	$48,556.88
Interest on Repurchase Principal	$-
Total Interest Collections	$841,260.22

Collection Account Interest	$5,683.39
Reserve Account Interest	$1,123.26
Servicer Advances	$-

Total Collections	$17,582,625.43

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	36
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$17,582,625.43
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$17,582,625.43

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$231,939.51	$-	$231,939.51	$231,939.51
Collection Account Interest					$5,683.39
Late Fees & Other Charges					$48,556.88
Total due to Servicer					$286,179.78

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$38,588.24		$38,588.24
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$191,818.66		$191,818.66	$191,818.66

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$16,918,349.91

9. Regular Principal Distribution Amount:					$16,289,379.29

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$16,289,379.29
Class A-4 Notes		$-
Class A Notes Total:	$16,289,379.29	$16,289,379.29
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$16,289,379.29	$16,289,379.29

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			628,970.62

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,739,547.73
Beginning Period Amount	$7,739,547.73
Current Period Amortization	$608,997.95
Ending Period Required Amount	$7,130,549.78
Ending Period Amount	$7,130,549.78
Next Distribution Date Required Amount	$6,547,448.85

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	7.17%	7.63%	7.63%

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	36
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.25%	32,187	97.41%	$254,646,503.06
30 - 60 Days	1.39%	455	2.05%	$5,361,305.45
61 - 90 Days	0.31%	103	0.47%	$1,241,293.96
91-120 Days	0.05%	16	0.07%	$179,928.54
121 + Days	0.00%	0	0.00%	$-
Total		32,761		$261,429,031.01

Delinquent Receivables 30+ Days Past Due
Current Period	1.75%	574	2.59%	$6,782,527.95
1st Preceding Collection Period	1.72%	577	2.50%	$6,951,982.05
2nd Preceding Collection Period	1.67%	573	2.40%	$7,097,399.94
3rd Preceding Collection Period	1.64%	578	2.35%	$7,381,869.64
Four-Month Average	1.70%		2.46%

Repossession in Current Period		30		$374,073.01
Repossession Inventory		63		$233,602.91

Current Charge-Offs
Gross Principal of Charge-Offs				$433,611.79
Recoveries				$(269,793.11)
Net Loss				$163,818.68

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.71%

Average Pool Balance for Current Period				$269,878,219.63

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.73%
1st Preceding Collection Period				0.70%
2nd Preceding Collection Period				0.12%
3rd Preceding Collection Period				-0.18%
Four-Month Average				0.34%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	39	1,966	$30,698,130.09
Recoveries	33	1,770	$(18,254,930.82)
Net Loss			$12,443,199.27
Cumulative Net Loss as a % of Initial Pool Balance			0.93%

Net Loss for Receivables that have experienced a Net Loss *	30	1,673	$12,513,293.07
Average Net Loss for Receivables that have experienced a Net Loss			$7,479.55

Principal Balance of Extensions			$1,227,978.75
Number of Extensions			100

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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